Financial Instruments - Schedule of Fair Value of Contingent Consideration Classified as Level 3 (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent liabilities recognised in business combination at beginning of period	¥ 8,139	¥ 5,844
Changes in the fair value during the period	8,678	2,605
Settled and paid during the period	(9,032)	(728)
Foreign currency translation differences	(13)	418
Contingent liabilities recognised in business combination at end of period	7,772	8,139
Within one year
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent liabilities recognised in business combination at beginning of period	918
Contingent liabilities recognised in business combination at end of period	2,207	918
Between one and three years
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent liabilities recognised in business combination at beginning of period	4,537
Contingent liabilities recognised in business combination at end of period	3,698	4,537
Between three and five years
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent liabilities recognised in business combination at beginning of period	2,980
Contingent liabilities recognised in business combination at end of period	1,855	2,980
More than five years
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent liabilities recognised in business combination at beginning of period	1,031
Contingent liabilities recognised in business combination at end of period	¥ 1,171	¥ 1,031